Stock-Based Compensation	12 Months Ended
May 03, 2014
Stock-Based Compensation
3.	Stock-Based Compensation

The Company maintains four share-based incentive plans: the 1996 Incentive Plan, the 2004 Incentive Plan, the 2009 Incentive Plan and the Amended and Restated 2009 Incentive Plan. Prior to June 2, 2009, the Company issued restricted stock and stock options under the 1996 and 2004 Incentive Plans. On June 2, 2009, the Company’s shareholders approved the 2009 Incentive Plan. Under the 2009 Incentive Plan, the Company has issued restricted stock units, restricted stock and stock options. On September 11, 2012, the Company’s shareholders approved the Amended and Restated 2009 Incentive Plan. Under the Amended and Restated 2009 Incentive Plan, the Company has issued restricted stock units, restricted stock and stock options. The maximum number of shares issuable under the Amended and Restated 2009 Incentive Plan is 1,700,000, plus shares that remain available under the Company’s shareholder-approved 2009 and 2004 Incentive Plan. At May 3, 2014, there were approximately 3,380,683 shares of common stock available for future grants under the Amended and Restated 2009 Incentive Plan.

A restricted stock award is an award of common stock that is subject to certain restrictions during a specified period. Restricted stock awards are independent of option grants and are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the shares before the restricted shares vest. Shares of unvested restricted stock have the same voting rights as common stock, are entitled to receive dividends and other distributions thereon and are considered to be currently issued and outstanding. The Company’s restricted stock awards vest over a period of one to four years. The Company expenses the cost of the restricted stock awards, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock is determined based on the closing price of the Company’s common stock on the grant date.

A restricted stock unit is a grant valued in terms of the Company’s common stock, but no stock is issued at the time of grant. The restricted stock units may be redeemed for one share of common stock each once vested. Restricted stock units are generally subject to forfeiture if employment terminates prior to the release of the restrictions. The grantee cannot transfer the units except in very limited circumstances and with the consent of the compensation committee. Shares of unvested restricted stock units have no voting rights but are entitled to receive dividends and other distributions thereon. The Company’s restricted stock units vest over a period of one to four years. The Company expenses the cost of the restricted stock units, which is determined to be the fair market value of the shares at the date of grant, straight-line over the period during which the restrictions lapse. For these purposes, the fair market value of the restricted stock unit is determined based on the closing price of the Company’s common stock on the grant date.

The Company uses the Black-Scholes option-pricing model to value the Company’s stock options for each stock option award. Using this option-pricing model, the fair value of each stock option award is estimated on the date of grant. The fair value of the Company’s stock option awards, which are generally subject to pro-rata vesting annually over four years, is expensed on a straight-line basis over the vesting period of the stock options. The expected volatility assumption is based on traded options volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The expected term assumption incorporates the contractual term of an option grant, which is ten years, as well as the vesting period of an award, which is generally pro-rata vesting annually over four years. The risk-free interest rate is based on the implied yield on a U.S. Treasury constant maturity with a remaining term equal to the expected term of the option granted.

The Company recognizes stock-based compensation costs, net of estimated forfeitures, for only those shares expected to vest on a straight-line basis over the requisite service period of the award. The Company estimates the forfeiture rates based on its historical experience.

The weighted average assumptions relating to the valuation of the Company’s stock options for fiscal years 2013 and 2012 are shown below. No stock options were granted during fiscal 2014.

Fiscal Year	2013	2012
Weighted average fair value of grants	$7.80	$9.85
Volatility	86.13%	78.52%
Risk-free interest rate	0.67%	0.92%
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%

Stock-Based Compensation Activity

The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, April 30, 2011	3,876	$21.02	3.40 years	—
Granted	1,563	15.70
Exercised	(92)	11.89
Forfeited	(1,487)	21.86

Balance, April 28, 2012	3,860	$18.76	5.70 years	$574
Granted	515	11.64
Exercised	(279)	12.20
Forfeited	(720)	20.19

Balance, April 27, 2013	3,376	$17.91	6.24 years	$7,331
Granted	0	0.00
Exercised	(66)	15.71
Forfeited	(2,272)	16.95

Balance, May 3, 2014	1,039	$20.14	4.53 years	$725

Vested and expected to vest in the future at May 3, 2014	987	$20.37	4.37 years	$679
Exercisable at May 3, 2014	632	$23.17	2.56 years	$218
Available for grant at May 3, 2014	3,381

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the related fiscal year and the exercise price, multiplied by the related in-the-money options) that would have been received by the option holders had they exercised their options at the end of the fiscal year. This amount changes based on the market value of the Company’s common stock. Total intrinsic value of options exercised for fiscal 2014, fiscal 2013 and fiscal 2012 (based on the difference between the Company’s stock price on the exercise date and the respective exercise price, multiplied by the number of options exercised) was $227, $1,206, and $521, respectively.

As of May 3, 2014, there was $3,791 of total unrecognized compensation expense related to unvested stock options granted under the Company’s share-based compensation plans. That expense is expected to be recognized over a weighted average period of 1.58 years.

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 30, 2011	2,425	$21.31
Granted	83	13.23
Vested	(1,073)	22.78
Forfeited	(51)	21.52

Balance, April 28, 2012	1,384	$19.68
Granted	60	11.52
Vested	(866)	20.49
Forfeited	(293)	19.24

Balance, April 27, 2013	285	$15.91
Granted	61	13.81
Vested	(194)	16.15
Forfeited	(62)	15.71

Balance, May 3, 2014	90	$14.11

Total fair value of shares of restricted stock that vested during fiscal 2014, fiscal 2013 and fiscal 2012 was $2,955, $13,447 and $14,067, respectively. As of May 3, 2014, there was $433 of unrecognized stock-based compensation expense related to nonvested restricted stock awards. That cost is expected to be recognized over a weighted average period of 0.4 years.

The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, April 28, 2012	964	$16.63
Granted	1,029	16.29
Vested	(13)	15.31
Forfeited	(102)	18.01

Balance, April 27, 2013	1,878	$16.38
Granted	2,469	15.12
Vested	(497)	16.76
Forfeited	(723)	17.13

Balance, May 3, 2014	3,127	$15.15

Total fair value of shares of restricted stock units that vested during fiscal 2014 and fiscal 2013 were $9,475 and $205, respectively. No restricted stock units were granted prior to fiscal 2012 and there were no vestings during fiscal 2012. As of May 3, 2014, there was $40,061 of unrecognized stock-based compensation expense related to nonvested restricted stock units. That cost is expected to be recognized over a weighted average period of 2.55 years.

For fiscal 2014, fiscal 2013 and fiscal 2012, stock-based compensation expense of $12,171, $20,187 and $20,775, respectively, is included in selling and administrative expenses.